Fair Values of Financial Instruments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Gains or losses in earnings attributable to the change in unrealized gains or losses	$ 0
Carrying value of an impaired loan	7,064,185	$ 12,286,822
Impaired loans, allowance for loan losses	786,893	2,996,708
Fair value adjustment to OREO due to declines or impairment after foreclosure	$ 220,419	$ 0